Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2019	$ 111,156	$ 4,361	$ 549,922	$ 5,473	$ (100)	$ 69	$ (448,569)
Loss for the period	(170,033)						(170,033)
Translation adjustment	(215)					(215)
Other comprehensive income (loss) for the period	(215)					(215)
Total comprehensive loss for the period	(170,248)					(215)	(170,033)
Share-based compensation expense	11,181			11,181
Total transactions with owners	255,394	1,434	242,683	11,181	96
Equity, ending balance at Jun. 30, 2020	196,302	5,795	792,605	16,654	(4)	(146)	(618,602)
Increase (Decrease) Through Shares Surrendered To Redeem Share Purchase Plan Promissory Notes	0		11,208		(11,208)
Issue Of Equity Through Capitalization Of Reserves	0	393	(393)
Increase (decrease) through treasury share transactions, equity	0	34			(34)
Increase (Decrease) Through Issuance To Settle Incentive Plan Awards	0		(29)		29
Issue Of Equity Through Initial Public Offering	232,668	1,007	231,661
Issue Of Equity Through Over-allotment Option	34,900		23,591		11,309
Share Issue Related Cost Through Initial Public Offering And Over-Allotment Option	(23,355)		(23,355)
Equity, beginning balance at Mar. 31, 2020	71,268	4,361	549,922	9,263	(100)	(133)	(492,045)
Loss for the period	(126,557)						(126,557)
Translation adjustment	(13)					(13)
Other comprehensive income (loss) for the period	(13)					(13)
Total comprehensive loss for the period	(126,570)					(13)	(126,557)
Share-based compensation expense	7,391			7,391
Total transactions with owners	251,604	1,434	242,683	7,391	96
Equity, ending balance at Jun. 30, 2020	196,302	5,795	792,605	16,654	(4)	(146)	(618,602)
Increase (Decrease) Through Shares Surrendered To Redeem Share Purchase Plan Promissory Notes	0		11,208		(11,208)
Issue Of Equity Through Capitalization Of Reserves	0	393	(393)
Increase (decrease) through treasury share transactions, equity	0	34			(34)
Increase (Decrease) Through Issuance To Settle Incentive Plan Awards	0		(29)		29
Issue Of Equity Through Initial Public Offering	232,668	1,007	231,661
Issue Of Equity Through Over-allotment Option	34,900		23,591		11,309
Share Issue Related Cost Through Initial Public Offering And Over-Allotment Option	(23,355)		(23,355)
Equity, beginning balance at Dec. 31, 2020	335,505	6,314	981,056	42,753	(4)	245	(694,859)
Loss for the period	(124,096)						(124,096)
Translation adjustment	56					56
Other comprehensive income (loss) for the period	56					56
Total comprehensive loss for the period	(124,040)					56	(124,096)
Exercise of options	235		234		1
Share-based compensation expense	32,218			32,218
Total transactions with owners	32,453		234	32,218
Equity, ending balance at Jun. 30, 2021	243,918	6,445	981,290	74,971	(134)	301	(818,955)
Increase (decrease) through treasury share transactions, equity	0				(131)
Equity, beginning balance at Mar. 31, 2021	297,968	6,314	981,059	56,704	(4)	281	(746,386)
Loss for the period	(72,569)						(72,569)
Translation adjustment	20					20
Other comprehensive income (loss) for the period	20					20
Total comprehensive loss for the period	(72,549)					20	(72,569)
Exercise of options	232		231		1
Share-based compensation expense	18,267			18,267
Total transactions with owners	18,499	131	231	18,267	(130)
Equity, ending balance at Jun. 30, 2021	$ 243,918	6,445	$ 981,290	$ 74,971	$ (134)	$ 301	$ (818,955)
Increase (decrease) through treasury share transactions, equity		$ 131